Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 3 - Cash and Cash Equivalents
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Cash - NIS	26	68
Cash - US dollars	103	699

	129	767